Insurance Contracts - Contractual Service Margin (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	$ 146,914	$ 135,485
Loss recoveries at initial recognition of onerous underlying contracts	110	119
Contracts initially recognized in the year	110	119
Insurance finance (income) expenses from insurance contracts issued	6,787	5,139
Foreign currency translation	(2,985)	4,645
Insurance contracts liability (asset) at end of period	155,575	146,914
Insurance | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contracts initially recognized in the year	1,675	1,448
Insurance | non-PAA
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	146,914	135,485
CSM recognized for services provided	(1,235)	(1,117)
Changes in estimates that adjust CSM	0	0
Contracts initially recognized in the year	110	119
Insurance finance (income) expenses from insurance contracts issued	6,081	4,342
Foreign currency translation	(2,754)	4,234
Insurance contracts liability (asset) at end of period	155,575	146,914
Insurance | non-PAA | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	13,028	11,845
CSM recognized for services provided	(1,235)	(1,117)
Changes in estimates that adjust CSM	1,101	474
Contracts initially recognized in the year	1,675	1,448
Insurance finance (income) expenses from insurance contracts issued	(46)	(97)
Foreign currency translation	(357)	475
Insurance contracts liability (asset) at end of period	14,166	13,028
Insurance | non-PAA | CSM | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	5,952	6,062
CSM recognized for services provided	(505)	(493)
Changes in estimates that adjust CSM	647	(1)
Contracts initially recognized in the year	478	512
Insurance finance (income) expenses from insurance contracts issued	(124)	(128)
Foreign currency translation	0	0
Insurance contracts liability (asset) at end of period	6,448	5,952
Insurance | non-PAA | CSM | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	1,042	1,162
CSM recognized for services provided	(109)	(118)
Changes in estimates that adjust CSM	62	(101)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	32	10
Foreign currency translation	(46)	89
Insurance contracts liability (asset) at end of period	981	1,042
Insurance | non-PAA | CSM | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	6,034	4,621
CSM recognized for services provided	(621)	(506)
Changes in estimates that adjust CSM	392	576
Contracts initially recognized in the year	1,197	936
Insurance finance (income) expenses from insurance contracts issued	46	21
Foreign currency translation	(311)	386
Insurance contracts liability (asset) at end of period	6,737	6,034
Insurance | non-PAA | CSM | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	0	0
CSM recognized for services provided	0	0
Changes in estimates that adjust CSM	0	0
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Foreign currency translation	0	0
Insurance contracts liability (asset) at end of period	0	0
Reinsurance contracts held
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	69	51
Foreign currency translation	(207)	368
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Reinsurance contracts held | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contracts initially recognized in the year	(26)	123
Reinsurance contracts held | non-PAA
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
CSM recognized for services provided	28	18
Changes in estimates that adjust CSM	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(51)	67
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	67	52
Foreign currency translation	(205)	350
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Reinsurance contracts held | non-PAA | CSM
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	338	(59)
CSM recognized for services provided	28	18
Changes in estimates that adjust CSM	(16)	(542)
Loss recoveries at initial recognition of onerous underlying contracts	55	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(11)	(52)
Contracts initially recognized in the year	(26)	123
Insurance finance (income) expenses from insurance contracts issued	(9)	(1)
Foreign currency translation	(9)	13
Insurance contracts liability (asset) at end of period	(326)	338
Reinsurance contracts held | non-PAA | CSM | Canada
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	(560)	32
CSM recognized for services provided	54	26
Changes in estimates that adjust CSM	(1)	(529)
Loss recoveries at initial recognition of onerous underlying contracts	42	43
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(23)	(46)
Contracts initially recognized in the year	(16)	(82)
Insurance finance (income) expenses from insurance contracts issued	(14)	(4)
Foreign currency translation	0	0
Insurance contracts liability (asset) at end of period	(518)	(560)
Reinsurance contracts held | non-PAA | CSM | U.S.
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	166	9
CSM recognized for services provided	(13)	(5)
Changes in estimates that adjust CSM	(9)	(31)
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	2	(5)
Contracts initially recognized in the year	0	187
Insurance finance (income) expenses from insurance contracts issued	3	2
Foreign currency translation	(7)	9
Insurance contracts liability (asset) at end of period	142	166
Reinsurance contracts held | non-PAA | CSM | Asia
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	56	18
CSM recognized for services provided	(13)	(3)
Changes in estimates that adjust CSM	(6)	18
Loss recoveries at initial recognition of onerous underlying contracts	13	1
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	10	(1)
Contracts initially recognized in the year	(10)	18
Insurance finance (income) expenses from insurance contracts issued	2	1
Foreign currency translation	(2)	4
Insurance contracts liability (asset) at end of period	50	56
Reinsurance contracts held | non-PAA | CSM | Corporate
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance contracts liability (asset) at beginning of period	0	0
CSM recognized for services provided	0	0
Changes in estimates that adjust CSM	0	0
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	0	0
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	0	0
Foreign currency translation	0	0
Insurance contracts liability (asset) at end of period	$ 0	$ 0